Shareholder Report, Average Annual Return (Details) 191782_Carillon ClariVest International Stock Fund_Class R-6_TSR Annual {Class R-6}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R-6 (without sales charge)
Average Annual Return, Percent	39.45%	14.86%	9.64%
MSCI ACWI ex-US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-US Index
Average Annual Return, Percent	32.39%	7.91%	8.41%